Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (22)	$ (3)	¥ (1,613)	¥ (756)
Net cash used in investing activities	(11,141)	(1,527)
Net cash (used in) provided by financing activities	22,100	3,028	(713)
Net (decrease) increase in cash and cash equivalents	10,937	1,498	(2,326)	(756)
Cash and cash equivalents at beginning of year	58	8	2,384	3,140
Cash and cash equivalents at end of year	¥ 10,995	$ 1,506	¥ 58	¥ 2,384